Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Schedule of diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Diluted earnings per share [abstract]
Profit (loss) attributable to the Parent	€ 9,605	€ 8,124	€ (8,771)
Remuneration of PPCC and PPCA	(529)	(566)	(552)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	0	0	0
Profit (loss) attributable to ordinary equity holders of parent including dilutive effects	9,076	7,558	(9,323)
Profit (loss) from discontinued operations (non controlling interest net)	0	0	0
Profit (loss) from continuing operations (net of non-controlling interests and CCP)	€ 9,076	€ 7,558	€ (9,323)
Weighted average number of shares outstanding (in shares)	16,848,344,667	17,272,055,430	17,316,288,908
Dilutive effect of options/rights on shares (in shares)	55,316,206	48,972,459
Adjusted number of shares (in shares)	16,903,660,873	17,321,027,889	17,316,288,908
Diluted earnings (loss) per share (in euro per share)	€ 0.537	€ 0.436	€ (0.538)
Diluted earnings (loss) per share from discontinued operations (in euro per share)	0	0	0
Diluted earnings (loss) per share from continuing operations (in euro per share)	€ 0.537	€ 0.436	€ (0.538)